CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues, net	$ 2,428,427	$ 2,124,091	$ 4,527,831	$ 4,245,465
Cost of sales	(2,210,127)	(1,923,505)	(4,127,338)	(3,850,202)
Gross profit	218,300	200,586	400,493	395,263
Selling, marketing, general and administrative expenses	(124,308)	(116,604)	(242,720)	(235,554)
Gain on disposal of businesses	48	1,995	409	75,945
Gain (loss) on asset sales	9,323	(89)	13,124	328
Impairment of goodwill	0	0	0	(36,684)
Impairment, Long-Lived Asset, Held-for-Use	(144)	0	(182)	(1,277)
Operating income	103,219	85,888	171,124	198,021
Other (expense) income, net	(18,716)	6,377	(19,064)	13,999
Interest income	2,955	2,624	5,995	5,703
Interest expense	(17,516)	(18,788)	(34,698)	(36,736)
Income from continuing operations before income taxes and equity earnings	69,942	76,101	123,357	180,987
Income tax expense	(25,504)	(25,460)	(43,082)	(59,861)
Equity method earnings	8,501	5,406	16,793	6,408
Income from continuing operations	52,939	56,047	97,068	127,534
(Loss) income from discontinued operations, net of income taxes	(34,950)	32,018	(34,920)	25,967
Net income	17,989	88,065	62,148	153,501
Net income attributable to noncontrolling interests	(8,023)	(7,948)	(13,270)	(3,241)
Net income attributable to Dole plc	$ 9,966	$ 80,117	$ 48,878	$ 150,260
Income (loss) per share - basic:
Continuing operations (in USD per share)	$ 0.47	$ 0.51	$ 0.88	$ 1.31
Discontinued operations (in USD per share)	(0.37)	0.34	(0.37)	0.27
Net income per share attributable to Dole plc - basic (in USD per share)	0.10	0.85	0.51	1.58
Income (loss) per share - diluted:
Continuing operations (in USD per share)	0.46	0.50	0.87	1.30
Discontinued operations (in USD per share)	(0.36)	0.34	(0.36)	0.27
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.10	$ 0.84	$ 0.51	$ 1.57
Weighted-average shares:
Basic (in shares)	95,145	94,930	95,127	94,930
Diluted (in shares)	95,850	95,340	95,763	95,285
Impairment of goodwill	$ 0	$ 0	$ 0	$ 36,684